Loans and Allowance for Loan Losses and Credit Quality (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit Quality Indicators
Credit quality indicators	$ 277,435	$ 271,247
Pass [Member]
Credit Quality Indicators
Credit quality indicators	266,200	248,120
Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	5,337	10,939
Substandard [Member]
Credit Quality Indicators
Credit quality indicators	5,898	12,188
Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Commercial [Member]
Credit Quality Indicators
Credit quality indicators	28,054	21,756
Commercial [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	26,953	17,752
Commercial [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	971	3,636
Commercial [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	130	368
Commercial [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Commercial Real Estate [Member]
Credit Quality Indicators
Credit quality indicators	86,283	86,293
Commercial Real Estate [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	80,561	76,879
Commercial Real Estate [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	3,526	5,754
Commercial Real Estate [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	2,196	3,660
Commercial Real Estate [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Consumer [Member]
Credit Quality Indicators
Credit quality indicators	48,234	47,192
Consumer [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	48,056	47,058
Consumer [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	105
Consumer [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	73	134
Consumer [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Residential [Member]
Credit Quality Indicators
Credit quality indicators	114,864	116,006
Residential [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	110,630	106,431
Residential [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	735	1,549
Residential [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	3,499	8,026
Residential [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators